CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	Total shareholders' deficit USD ($)	Total shareholders' deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Series A-1 Convertible Preferred Shares CNY (¥) shares	Ordinary shares shares	Class A ordinary shares CNY (¥) shares	Class B Ordinary shares shares	USD ($)	CNY (¥)
Balance at the beginning of the period at Dec. 31, 2016		¥ (1,486,491)		¥ (1,281,336)		¥ (265,720)		¥ 55,052	¥ 5,513
Balance at the beginning of the period (in shares) at Dec. 31, 2016 | shares									102,102,318	945,712,030
CHANGES IN DEFICIT
Net income (loss)		649		649										¥ 649
Redeemable Convertible Preferred Shares redemption value accretion		(228,468)		(228,468)
Foreign currency translation adjustments, net of nil tax		110,667				110,667								110,667
Balance at the end of the period at Dec. 31, 2017		(1,603,643)		(1,509,155)		(155,053)		55,052	¥ 5,513
Balance at the end of the period (in shares) at Dec. 31, 2017 | shares									102,102,318	945,712,030
CHANGES IN DEFICIT
Net income (loss)		104,026		104,026										104,026
Redeemable Convertible Preferred Shares redemption value accretion		(248,186)		(248,186)
Foreign currency translation adjustments, net of nil tax		(119,487)				(119,487)								(119,487)
Balance at the end of the period at Dec. 31, 2018		(1,867,290)		(1,653,315)		(274,540)		55,052	¥ 5,513					(1,867,290)
Balance at the end of the period (in shares) at Dec. 31, 2018 | shares									102,102,318	945,712,030
CHANGES IN DEFICIT
Net income (loss)		(510,387)		(510,387)							¥ (510,387)		$ (73,311)	(510,387)
Redeemable Convertible Preferred Shares redemption value accretion		(116,308)		(116,308)
Deemed dividend to preferred shareholder				(642,174)				642,174			¥ (642,174)		(92,243)	(642,174)
Foreign currency translation adjustments, net of nil tax		(94,357)				(94,357)							(13,554)	(94,357)
Re-designating ordinary shares to Class B ordinary shares | shares										(619,938,058)		619,938,058
Re-designating ordinary shares to Class A ordinary shares | shares										(325,773,972)	325,773,972
Conversion of Series A-1 Preferred Shares to Class A ordinary shares								5,513	¥ (5,513)
Conversion of Series A-1 Preferred Shares to Class A ordinary shares (in shares) | shares									(102,102,318)		102,102,318
Conversion of Series A-2, B and C Redeemable Convertible Preferred Shares to Class A ordinary shares		2,933,088						2,933,087			¥ 1			(2,933,086)
Conversion of Series A-2, B and C Redeemable Convertible Preferred Shares to Class A ordinary shares (in shares) | shares											612,941,413
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost		498,436						498,436
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of offering cost (in shares) | shares											162,504,475
Share-based compensation		745,873						745,873
Balance at the end of the period at Dec. 31, 2019	$ 228,252	¥ 1,589,055	$ (419,747)	¥ (2,922,184)	$ (52,989)	¥ (368,897)	$ 700,988	¥ 4,880,135			¥ 1		$ 228,252	¥ 1,589,055
Balance at the end of the period (in shares) at Dec. 31, 2019 | shares											1,203,322,178	619,938,058